Investments in equity-accounted Investees (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company’s share of profits of associates	$ 251,699	$ 18,644	$ 248,165
Associates [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company’s share of other comprehensive loss of associates	(62,084)	(29,460)	(71,585)
The Company’s share of total comprehensive income (loss) of associates	$ 189,615	$ (10,816)	$ 176,580